Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Amaero Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43480
Entity Tax Identification Number	41-5075246
Entity Address, Address Line One	130 Innovation Drive SW
Entity Address, City or Town	McDonald
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37353
City Area Code	(423)
Local Phone Number	815-2699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	AMRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002141616